Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.09%
Aerospace & Defense–1.28%
Curtiss-Wright Corp.	14,982	$2,640,727
Air Freight & Logistics–0.69%
Air Transport Services Group, Inc.(b)	68,235	1,421,335
Alternative Carriers–1.10%
Iridium Communications, Inc.(b)	36,491	2,259,888
Apparel, Accessories & Luxury Goods–1.43%
Oxford Industries, Inc.(c)	27,887	2,944,588
Application Software–4.17%
Descartes Systems Group, Inc. (The) (Canada)(b)	33,851	2,728,729
Digital Turbine, Inc.(b)	58,804	726,818
Manhattan Associates, Inc.(b)	18,804	2,911,799
PowerSchool Holdings, Inc., Class A(b)	18,613	368,910
Workiva, Inc.(b)	18,054	1,848,910
		8,585,166
Asset Management & Custody Banks–2.66%
Avantax, Inc.(b)	123,224	3,243,256
Federated Hermes, Inc., Class B	55,517	2,228,452
		5,471,708
Automotive Parts & Equipment–1.71%
Visteon Corp.(b)	22,536	3,534,321
Automotive Retail–0.88%
Lithia Motors, Inc., Class A(c)	7,938	1,817,246
Biotechnology–2.04%
Ascendis Pharma A/S, ADR (Denmark)(b)	11,457	1,228,420
CRISPR Therapeutics AG (Switzerland)(b)	9,460	427,876
Karuna Therapeutics, Inc.(b)(c)	4,205	763,796
Mirati Therapeutics, Inc.(b)	10,597	393,996
Natera, Inc.(b)	24,944	1,384,891
		4,198,979
Broadline Retail–0.99%
Ollie’s Bargain Outlet Holdings, Inc.(b)	35,203	2,039,662
Building Products–1.04%
Masonite International Corp.(b)	23,545	2,137,180
Cargo Ground Transportation–1.11%
Knight-Swift Transportation Holdings, Inc.	40,465	2,289,510
Casinos & Gaming–0.47%
Penn Entertainment, Inc.(b)	32,927	976,615
Commercial & Residential Mortgage Finance–1.55%
Essent Group Ltd.	39,247	1,571,842
Radian Group, Inc.(c)	73,240	1,618,604
		3,190,446
Shares		Value
Construction & Engineering–2.77%
Comfort Systems USA, Inc.	14,092	$2,056,868
WillScot Mobile Mini Holdings Corp.(b)	77,725	3,643,748
		5,700,616
Construction Materials–1.55%
Summit Materials, Inc., Class A(b)	112,138	3,194,812
Diversified Metals & Mining–1.03%
MP Materials Corp.(b)	75,369	2,124,652
Electrical Components & Equipment–3.17%
EnerSys	25,076	2,178,603
Nextracker, Inc., Class A(b)	60,068	2,178,066
Vertiv Holdings Co.	151,898	2,173,660
		6,530,329
Electronic Equipment & Instruments–1.10%
Badger Meter, Inc.	18,591	2,264,756
Electronic Manufacturing Services–2.80%
Flex Ltd.(b)	133,279	3,066,750
Jabil, Inc.	30,702	2,706,688
		5,773,438
Environmental & Facilities Services–1.64%
Casella Waste Systems, Inc., Class A(b)	25,644	2,119,733
Montrose Environmental Group, Inc.(b)	35,317	1,259,757
		3,379,490
Financial Exchanges & Data–1.19%
TMX Group Ltd. (Canada)	24,359	2,460,232
Food Retail–1.24%
Sprouts Farmers Market, Inc.(b)(c)	73,224	2,565,037
Gas Utilities–0.93%
ONE Gas, Inc.	24,160	1,914,197
Health Care Equipment–4.93%
AtriCure, Inc.(b)	46,794	1,939,611
CONMED Corp.(c)	21,647	2,248,258
Heska Corp.(b)(c)	24,107	2,353,325
iRhythm Technologies, Inc.(b)	14,359	1,780,947
QuidelOrtho Corp.(b)	20,564	1,832,047
		10,154,188
Health Care Facilities–2.05%
Encompass Health Corp.	34,317	1,856,550
Tenet Healthcare Corp.(b)	39,907	2,371,274
		4,227,824
Health Care Services–1.60%
NeoGenomics, Inc.(b)	95,481	1,662,324
R1 RCM, Inc.(b)(c)	109,001	1,635,015
		3,297,339
Health Care Supplies–1.05%
OrthoPediatrics Corp.(b)	49,041	2,172,026

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Health Care Technology–0.92%
Simulations Plus, Inc.	43,307	$1,902,910
Homebuilding–1.51%
Taylor Morrison Home Corp., Class A(b)	81,283	3,109,887
Hotels, Resorts & Cruise Lines–1.11%
Travel + Leisure Co.	58,318	2,286,066
Human Resource & Employment Services–0.99%
Alight, Inc., Class A(b)	221,307	2,038,237
Industrial Machinery & Supplies & Components–4.04%
Chart Industries, Inc.(b)	11,809	1,480,849
Gates Industrial Corp. PLC(b)	155,517	2,160,131
ITT, Inc.	28,774	2,483,196
Timken Co. (The)	26,867	2,195,571
		8,319,747
Industrial REITs–2.23%
EastGroup Properties, Inc.(c)	14,874	2,458,970
STAG Industrial, Inc.(c)	63,431	2,145,236
		4,604,206
Interactive Media & Services–0.55%
Eventbrite, Inc., Class A(b)	131,067	1,124,555
Investment Banking & Brokerage–2.07%
LPL Financial Holdings, Inc.	9,580	1,938,992
Piper Sandler Cos.	16,747	2,321,302
		4,260,294
Leisure Products–1.18%
Acushnet Holdings Corp.	47,790	2,434,423
Life & Health Insurance–0.93%
Primerica, Inc.	11,176	1,924,954
Life Sciences Tools & Services–1.00%
CryoPort, Inc.(b)	85,771	2,058,504
Oil & Gas Equipment & Services–2.88%
Cactus, Inc., Class A	48,508	1,999,985
Weatherford International PLC(b)	66,470	3,944,994
		5,944,979
Oil & Gas Exploration & Production–1.79%
Matador Resources Co.	52,033	2,479,372
Southwestern Energy Co.(b)	242,681	1,213,405
		3,692,777
Other Specialized REITs–1.43%
Gaming and Leisure Properties, Inc.	56,647	2,949,043
Packaged Foods & Meats–1.10%
Hostess Brands, Inc.(b)	90,718	2,257,064
Paper & Plastic Packaging Products & Materials–1.26%
Graphic Packaging Holding Co.	102,122	2,603,090
Pharmaceuticals–0.27%
Arvinas, Inc.(b)	20,421	557,902
Property & Casualty Insurance–1.20%
RLI Corp.	18,558	2,466,544
Shares		Value
Regional Banks–6.39%
Cullen/Frost Bankers, Inc.	19,075	$2,009,360
First Financial Bankshares, Inc.	63,079	2,012,220
Glacier Bancorp, Inc.(c)	43,526	1,828,527
Pinnacle Financial Partners, Inc.	30,917	1,705,382
South State Corp.(c)	22,322	1,590,666
Webster Financial Corp.	44,715	1,762,665
Western Alliance Bancorporation	63,468	2,255,653
		13,164,473
Reinsurance–2.64%
Reinsurance Group of America, Inc.	21,576	2,864,430
RenaissanceRe Holdings Ltd. (Bermuda)	12,883	2,580,980
		5,445,410
Research & Consulting Services–0.80%
NV5 Global, Inc.(b)	15,828	1,645,637
Restaurants–1.98%
Bloomin’ Brands, Inc.	88,793	2,277,540
Papa John’s International, Inc.(c)	23,942	1,793,974
		4,071,514
Semiconductor Materials & Equipment–0.58%
Ichor Holdings Ltd.(b)	36,261	1,187,185
Semiconductors–5.17%
Diodes, Inc.(b)	22,258	2,064,652
Lattice Semiconductor Corp.(b)	35,873	3,425,871
MaxLinear, Inc.(b)	51,354	1,808,174
Power Integrations, Inc.(c)	24,006	2,031,868
Silicon Laboratories, Inc.(b)(c)	7,541	1,320,354
		10,650,919
Specialty Chemicals–1.25%
Ashland, Inc.	25,144	2,582,540
Systems Software–0.95%
CommVault Systems, Inc.(b)	34,538	1,959,686
Technology Distributors–1.03%
Avnet, Inc.	46,742	2,112,738
Trading Companies & Distributors–1.54%
Applied Industrial Technologies, Inc.	19,313	2,744,957
H&E Equipment Services, Inc.	6,311	279,135
Univar Solutions, Inc.(b)	4,334	151,820
		3,175,912
Water Utilities–1.13%
SJW Group	30,690	2,336,430
Total Common Stocks & Other Equity Interests (Cost $169,599,014)		202,133,933
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	488,577	488,577
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	356,782	356,854
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	558,374	$558,374
Total Money Market Funds (Cost $1,403,733)		1,403,805
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $171,002,747)		203,537,738
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.42%
Invesco Private Government Fund, 4.78%(d)(e)(f)	6,589,791	6,589,791
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.98%(d)(e)(f)	16,945,176	$16,945,176
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,537,759)		23,534,967
TOTAL INVESTMENTS IN SECURITIES–110.19% (Cost $194,540,506)		227,072,705
OTHER ASSETS LESS LIABILITIES—(10.19)%		(21,004,900)
NET ASSETS–100.00%		$206,067,805
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$862,455	$4,803,342	$(5,177,220)	$-	$-	$488,577	$14,326
Invesco Liquid Assets Portfolio, Institutional Class	623,914	3,430,959	(3,698,014)	(147)	142	356,854	14,198
Invesco Treasury Portfolio, Institutional Class	985,664	5,489,533	(5,916,823)	-	-	558,374	22,073
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,816,737	18,245,502	(21,472,448)	-	-	6,589,791	91,216*
Invesco Private Prime Fund	25,243,037	31,993,245	(40,285,129)	(6,367)	390	16,945,176	249,415*
Total	$37,531,807	$63,962,581	$(76,549,634)	$(6,514)	$532	$24,938,772	$391,228

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$202,133,933	$—	$—	$202,133,933
Money Market Funds	1,403,805	23,534,967	—	24,938,772
Total Investments	$203,537,738	$23,534,967	$—	$227,072,705
Invesco V.I. Small Cap Equity Fund